SHARE BASED COMPENSATION - Restricted Share Units (Details) - Restricted Share Units € in Thousands	12 Months Ended
	Dec. 31, 2022 EUR (€) EquityInstruments shares	Dec. 31, 2021 EUR (€) EquityInstruments shares	Dec. 31, 2022 $ / shares	Dec. 31, 2021 $ / shares
SHARE BASED COMPENSATION
Granted (in shares) | EquityInstruments	503,000	75,000
Share-based compensation charge | €	€ 1,091	€ 1,483
Issuance of share capital upon exercise of RSUs (in shares) | shares	0	50,000
Exercised (in shares) | EquityInstruments		50,000
Issuance of share capital upon exercise of RSUs | €	€ 0	€ 267
Minimum
SHARE BASED COMPENSATION
Fair value on date of grant (in dollar per share) | $ / shares			$ 5.56	$ 21.80
Maximum
SHARE BASED COMPENSATION
Fair value on date of grant (in dollar per share) | $ / shares			$ 8.18